Transactions with Related Parties	6 Months Ended
Mar. 31, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

The Company's ship manager is Pavimar S.A. (“Pavimar”), a company controlled by Ismini Panagiotidi, the sister of Petros Panagiotidis (see Note 1). Pursuant to a management agreement concluded in December 2016, Pavimar provides the Company with a wide range of shipping services such as crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, accounting, general administration and audit support services, in exchange for a fixed daily fee of $320.
During the six-month periods ended March 31, 2018 and 2019, the Company incurred Management fees under the Vessel’s management agreement amounting to $52,920 and $58,240, respectively, which are separately reflected  in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
The Company occasionally uses the commercial management services of Alexandria Enterprises S.A., (“Alexandria”) an entity controlled by a family member of the Company’s Chief Executive and Chief Financial Officer, at a commission rate equal to 1.25% of the gross charter hire, freight and the ballast bonus earned under a charter.

During the six-month periods ended March 31, 2018 and 2019, commissions charged by Alexandria amounted to $0 and $11,383, respectively, and are included in Voyage expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As at September 30, 2018, and March 31, 2019 an amount of $0 and $2,262 was payable to Alexandria and is included in Accrued liabilities in the accompanying interim condensed consolidated balance sheets.

Each month, the Company makes an advance payment to Pavimar to cover working capital equal to one month of estimated operating expenses and management fees. As at September 30, 2018, and March 31, 2019, the excess amount advanced to Pavimar over payments made by Pavimar for the Company's operating expenses and management fees, amounted to $263,079 and $311,163, respectively, and is separately reflected as Due from related party in the accompanying interim condensed consolidated balance sheets.